Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Activity Under the Plan is Set Forth
Activity under the Plan is set forth below:

		Outstanding Options
	Shares Available for Grant	Number of Shares Outstanding	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term
Balance, January 1, 2024	937	14,195	$0.91	8.10
2017 Options Plan Pool amended	11,342	—	—	—
Options granted	(3,854)	3,854	0.88	—
Options exercised	—	(831)	0.72	—
Options canceled	1,218	(1,218)	0.85	—

Balance, December 31, 2024	9,643	16,000	0.91	7.60

Vested and expected to vest		12,533	0.91	7.25
Exercisable		7,665	0.94	6.62

Schedule of Estimated Grant Date Fair Value Calculations for Options Granted
The following weighted average assumptions were used in the estimated grant date fair value calculations for options granted as follows during the years ended December 31:

	2024	2023
Expected term (in years)	8.2	2.0
Expected volatility	93.7%	75.0%
Risk-free interest rate	4.2%	4.9%
Dividend yield	0.0%	0.0%

Schedule of Total Stock-Based Compensation Expense
Total stock-based compensation expense related to options was allocated to research and development and general and administrative expense as follows during the years ended December 31:

	2024	2023
Research and development	$506	$536
Selling, general, and administrative	1,335	1,076

	$1,841	$1,612